Right of use assets and lease liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Right of use assets and lease liabilities
Schedule of right-of-use assets recognized and the movements

		Motor
(in EUR 000)	Building	vehicles	Total
Cost
Opening value at January 1, 2021	3,189	402	3,591
Additions	24	290	314
Disposal	(13)	(22)	(35)
Exchange difference	243	−	243
Cost at December 31, 2021	3,443	670	4,113
Additions	368	433	801
Disposal	−	(94)	(94)
Exchange difference	(187)	−	(187)
Cost at December 31, 2022	3,624	1,009	4,633
Depreciation
Opening accumulated depreciation at January 1, 2021	(199)	(109)	(308)
Depreciation charge	(453)	(117)	(570)
Disposal	2	19	21
Exchange difference	(38)	−	(38)
Depreciation at December 31, 2021	(688)	(207)	(895)
Depreciation charge	(530)	(198)	(728)
Disposal	−	94	94
Exchange difference	55	−	55
Depreciation at December 31, 2022	(1,163)	(311)	(1,474)
Net book value at December 31, 2021	2,755	463	3,218
Net book value at December 31, 2022	2,461	698	3,159

Schedule of maturity analysis of lease liabilities

(in EUR 000)	2022	2021
Lease debt at January 1	3,319	3,317
New lease debts	798	314
Rent expense paid	(772)	(591)
Accretion of interest	98	91
Disposal	−	(25)
Exchange differences	(138)	213
Lease debt at December 31	3,305	3,319

Schedule of detailed information about lease liabilities

(in EUR 000)	2022	2021
Lease debt at January 1	3,319	3,317
New lease debts	798	314
Rent expense paid	(772)	(591)
Accretion of interest	98	91
Disposal	−	(25)
Exchange differences	(138)	213
Lease debt at December 31	3,305	3,319

	As at December 31
(in EUR 000)	2022	2021
Non-current lease liabilities	2,586	2,737
Current lease liabilities	719	582
Total	3,305	3,319